Offsetting of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Offsetting Assets Table [Text Block]
As of December 31, 2013
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Received	Cash Collateral Received	Net Amount
Derivatives	$34,793	$-	$34,793	$1,220	$-	$-	$33,573
Reverse repurchase agreements	175,965	-	175,965	-	175,965	-	-
Total	$210,758	$-	$210,758	$1,220	$175,965	$-	$33,573

As of December 31, 2012
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Received	Cash Collateral Received	Net Amount
Derivatives	$41,935	$-	$41,935	$649	$1,770	$-	$39,516
Reverse repurchase agreements	213,462	-	213,462	1,041	212,421	-	-
Total	$255,397	$-	$255,397	$1,690	$214,191	$-	$39,516

Offsetting Liabilities Table [Text Block]
As of December 31, 2013
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Pledged	Cash Collateral Pledged	Net Amount
Derivatives	$32,378	$-	$32,378	$1,220	$14,003	$-	$17,155
Repurchase agreements	1,659,292	-	1,659,292	-	1,659,292	-	-
Total	$1,691,670	$-	$1,691,670	$1,220	$1,673,295	$-	$17,155

As of December 31, 2012
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Pledged	Cash Collateral Received	Net Amount
Derivatives	$42,585	$-	$42,585	$649	$30,390	$-	$11,546
Repurchase agreements	2,016,752	-	2,016,752	1,041	2,015,711	-	-
Total	$2,059,337	$-	$2,059,337	$1,690	$2,046,101	$-	$11,546